Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000225233 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000225233 [Member] | TJX Companies Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225233 [Member] | Bank of America Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225233 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225233 [Member] | Costco Wholesale Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000225233 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225233 [Member] | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000225233 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000225233 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000225233 [Member] | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000225233 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000225233 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000225233 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000225233 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000225233 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225233 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000225233 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000225233 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225233 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000225233 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000225233 [Member] | Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000225233 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000225233 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000225233 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020964 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020964 [Member] | TJX Companies Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020964 [Member] | Bank of America Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020964 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020964 [Member] | Costco Wholesale Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020964 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020964 [Member] | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020964 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020964 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000020964 [Member] | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000020964 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020964 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020964 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000020964 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000020964 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020964 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000020964 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000020964 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020964 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000020964 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000020964 [Member] | Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000020964 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000020964 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000020964 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020965 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020965 [Member] | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000020965 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000020965 [Member] | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000020965 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000020965 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020965 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020965 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020965 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020965 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020965 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020965 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020965 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000020965 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000020965 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000020965 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000020965 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000020965 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020965 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000020965 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000020965 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020965 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000020965 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000202490 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000202490 [Member] | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000202490 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000202490 [Member] | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000202490 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000202490 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000202490 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000202490 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000202490 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000202490 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202490 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000202490 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000202490 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000202490 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000202490 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000202490 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000202490 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000202490 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000202490 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000202490 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000202490 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000202490 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000202490 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173337 [Member] | Zurich Insurance Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000173337 [Member] | Sony Group Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000173337 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000173337 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000173337 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000173337 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000173337 [Member] | ABB Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000173337 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000173337 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000173337 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000173337 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000173337 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000173337 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000173337 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000173337 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000173337 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000173337 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000173337 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000173337 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000173337 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000173337 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000173337 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000173337 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000173338 [Member] | Zurich Insurance Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000173338 [Member] | Sony Group Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000173338 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000173338 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000173338 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000173338 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000173338 [Member] | ABB Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000173338 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000173338 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000173338 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000173338 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000173338 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000173338 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000173338 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000173338 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000173338 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000173338 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000173338 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000173338 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000173338 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000173338 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000173338 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000173338 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%